Employee Benefit and Stock Incentive Plan	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Postemployment Benefits [Abstract]
Employee Benefit and Stock Incentive Plan

Note 6. Employee Benefit and Stock Incentive Plan

The Company sponsors a defined contribution benefit plan for substantially all of its employees. Company contributions to the plan are based on a percentage of employee wages. The Company’s contributions to the plan were approximately $1.3 million and $4.3 million for the three and nine months ended October 2, 2016, respectively, and $1.0 million and $2.9 million for the three and nine months ended September 27, 2015, respectively.

Share-based compensation expense is recognized in the financial statements based upon fair value on the date of grant. The Company recognized share-based compensation expense of approximately $1.1 million and $4.1 million for the three and nine months ended October 2, 2016, and $0.8 million and $2.3 million for the three and nine months ended September 27, 2015, respectively. During the nine months ended October 2, 2016, 87,135 options were forfeited. The Company adopted a new Omnibus Equity Plan (the “Plan”) on April 28, 2016. Pursuant to this Plan, the Company granted 216,961 options, 23,103 deferred stock units (“DSUs”) and 36,590 restricted stock units (“RSUs”) during the nine months ended October 2, 2016. The fair value of each option award was estimated on the date of grant using the Black-Scholes options pricing model. The DSUs and RSUs have grant date fair values equal to the fair market value of the underlying stock on the date of grant. The RSUs and options granted to employees during the nine months ended October 2, 2016 vest over a four-year period at 25 percent per year. The DSUs granted to non-employee directors vest immediately. Total unrecognized compensation cost from share-based compensation arrangements as of October 2, 2016 was approximately $9.7 million. Share-based compensation expense is expected to be recognized over a weighted—average period of approximately 2.93 years.

Note 7. Employee Benefit and Stock Incentive Plans

The Company sponsors a defined contribution benefit plan for substantially all of its employees. Company contributions to the plan are based on a percentage of employee wages. The Company’s contributions to the plan were approximately $4.2 million, $3.3 million and $0.0 million for the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013 and approximately $3.1 million for the Predecessor Company period ended December 22, 2013.

The Company offered to key employees the ability to purchase common shares of the Company under a Stock Incentive Plan (“Plan”), which commenced in May 2014 as approved by stockholders. Common stock options (“options”) were granted with the purchased shares at a predetermined number of options per purchased share. Prior to a public offering these shares are not transferrable except upon the employee’s death, repurchase at the option of the Company, or with the Company’s consent. The Plan provides for drag-along and tag-along rights if the stockholders sell more than 50.01% of their shares prior to a public offering. As of January 3, 2016, 773,126 shares have been purchased by employees. In January 2015, 850 shares were repurchased from a certain terminated employee by the Company. The Company’s policy is to retain these repurchased shares as treasury shares and not to retire them. Options granted with the share purchases totaled 1,894,912, of which 36,016 options were forfeited in 2015. Another 1,201,312 options have been granted without share purchases. The options vest in five equal annual installments. Options expire ten years after the date of grant. The compensation cost for options is recognized on a straight-line basis over the requisite vesting period. The Company is authorized to grant 3,706,174 shares related to employee stock options of which 645,966 remain.

Determining the fair value of our stock requires making complex and subjective judgments. Our approach to valuation is based on a combination of a discounted cash flow method of income approach and market approaches. The discounted cash flow method uses estimates of revenue, driven by assumed market growth rates, and estimated costs as well as appropriate discount rates. These estimates are consistent with the plans and estimates that we use to manage the business. There is inherent uncertainty in making these estimates. The fair value of each option award was estimated on the date of grant using the Black-Scholes options pricing model. Expected volatilities are based on the historical equity volatility of the comparable publicly-traded companies. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free rates utilized for periods throughout the contractual life of the options are based on U.S. Treasury security yields at the time of grant.

The assumptions used for the Black-Scholes options pricing model to determine the fair value of options follow:

	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
Risk-free interest rate	1.73% - 2.07%	1.90%
Expected dividends	0	0
Expected volatility	30% - 40%	40%
Expected term (in years)	6.5	6
Weighted-average volatility	36%	40%

Stock option activities for the periods ended January 3, 2016 and December 28, 2014:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 30, 2013	—	$—
Granted	2,141.2	8.61
Exercised	—
Expired or forfeited	—

Outstanding at December 28, 2014	2,141.2	8.61	8.99

Granted	955.0	13.23
Exercised	—
Expired or forfeited	(36.0)	8.61

Outstanding at January 3, 2016	3,060.2	10.05	8.74

Exercisable at January 3, 2016	842.3	$8.61	8.52
Unvested and expected to vest at January 3, 2016	2,217.9	$10.60	8.83

The weighted-average grant-date fair values of options granted during the Successor Company period ended January 3, 2016 was $4.86 per option. No options have been exercised.

The total share-based compensation expense was $3.0 million during the Successor Company period ended January 3, 2016 and $2.1 million for the period ended December 28, 2014, including $1.1 million recognized relating to discounts on 2014 purchased shares, with no recognized tax benefit. At January 3, 2016 and December 28, 2014, there were $10.8 million and $9.9 million of total unrecognized compensation cost from share-based compensation arrangements granted under the plan, which is related to non-vested options. The option related compensation is expected to be recognized over a weighted—average period of approximately 3.78 years.